Schedule I Condensed Financial Information of Parent Company - Balance sheet (Parenthetical) (Details) - $ / shares	Feb. 29, 2020	Feb. 28, 2019
Common Class A
Common shares, par value (in dollars per share)	$ 0.001	$ 0.001
Common shares, shares authorized (in shares)	500,000,000	500,000,000
Common shares, shares issued (in shares)	132,895,675	126,501,071
Common shares, shares outstanding (in shares)	126,501,071	118,401,821
Common Class B
Common shares, par value (in dollars per share)	$ 0.001	$ 0.001
Common shares, shares authorized (in shares)	500,000,000	500,000,000
Common shares, shares issued (in shares)	66,941,204	70,556,000
Common shares, shares outstanding (in shares)	66,941,204	70,556,000
Parent Company | Common Class A
Common shares, shares authorized (in shares)	500,000,000	500,000,000
Common shares, shares issued (in shares)	132,895,675	126,501,071
Common shares, shares outstanding (in shares)	132,895,675	126,501,071
Parent Company | Common Class B
Common shares, shares authorized (in shares)	500,000,000	500,000,000
Common shares, shares issued (in shares)	66,941,204	70,556,000
Common shares, shares outstanding (in shares)	66,941,204	70,556,000